Expense Example - Corgi Money Market ETF - Corgi Money Market ETF - ETF Shares	Oct. 14, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 10
Expense Example, with Redemption, 3 Years	$ 32